068 P3 09/25

FRANKLIN ALTERNATIVE STRATEGIES FUNDS
SUPPLEMENT DATED SEPTEMBER 12, 2025
TO THE PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED OCTOBER 1, 2024 OF
K2 ALTERNATIVE STRATEGIES FUND (THE “FUND”)

Effective September 19, 2025, all references and information pertaining to Bardin Hill Arbitrage IC Management LP in the Fund’s Prospectus and SAI are deleted in their entirety.

Please retain this supplement for future reference.